June 3, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

RE: Merrill Lynch Global Bond Fund for Investment and Retirement Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (Securities
Act File No. 33-6091, Investment Company Act No.
811-4684)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
Global Bond Fund for Investment and Retirement
(the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on April 19, 2002.

Very truly yours,

Merrill Lynch Global Bond Fund for Investment and Retirement



/s/ David Clayton
David Clayton
Vice President
Secretary of the Fund